Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	SUN CAPITAL ADVISERS TRUST
Central Index Key	0001065698
Amendment Flag	false
Document Creation Date	Nov. 30, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	May 01, 2012